Loans (Individually Evaluated For Impairment By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 4,530	$ 7,332
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	6,124	4,460
Impaired Financing Receivable, Unpaid Principal Balance, Total	10,654	11,792
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,834	5,439
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,079	4,415
Impaired Financing Receivable, Recorded Investment, Total	8,913	9,854
Impaired Financing Receivable, Allocated Loans and Leases	1,125	830
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	4,187	5,803
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	5,872	6,205
Impaired Financing Receivable, Average Recorded Investment, Total	10,059	12,008
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	223	76
Impaired Financing Receivable, Interest Income, Accrual Method, Total	223	76
Non-owner occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,022	3,000
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,158	2,239
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,453	2,195
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,158	2,239
Impaired Financing Receivable, Allocated Loans and Leases	46	105
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,895	1,819
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,191	2,650
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	139	56
Owner occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,021	2,195
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	397	396
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,070	1,244
Impaired Financing Receivable, with Related Allowance, Recorded Investment	397	396
Impaired Financing Receivable, Allocated Loans and Leases	7	7
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,392	1,258
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	162	397
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	24	6
Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	812	438
Impaired Financing Receivable, with Related Allowance, Recorded Investment	767	393
Impaired Financing Receivable, Allocated Loans and Leases	138	14
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	423
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	370	396
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	22	6
Commercial Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	135	136
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	872	970
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	120	121
Impaired Financing Receivable, with Related Allowance, Recorded Investment	872	970
Impaired Financing Receivable, Allocated Loans and Leases	532	609
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	292	503
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	815	658
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	26	5
Single-family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	352
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	126	129
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	191
Impaired Financing Receivable, with Related Allowance, Recorded Investment	126	129
Impaired Financing Receivable, Allocated Loans and Leases		71
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	454	129
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	8	2
Multi-family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		2,001
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,759	288
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		1,879
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,759	288
Impaired Financing Receivable, Allocated Loans and Leases	402	24
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	185	2,223
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	1,880	1,975
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 4	$ 1